Schedule of Bank Borrowings (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Short term borrowings	[1]	¥ 30,000	¥ 20,000
Bank Of Beijing One [Member]
Short-Term Debt [Line Items]
Maturity date	[2]	February 13, 2024
Principal amount	[2]	¥ 3,000
Interest rate per annum	[2]	3.65%
Short term borrowings	[2]		3,000
Bank Of Beijing Two [Member]
Short-Term Debt [Line Items]
Maturity date	[2]	April 13, 2024
Principal amount	[2]	¥ 4,000
Interest rate per annum	[2]	3.65%
Short term borrowings	[2]		4,000
Bank Of Beijing Three [Member]
Short-Term Debt [Line Items]
Maturity date	[2]	June 13, 2024
Principal amount	[2]	¥ 3,000
Interest rate per annum	[2]	3.65%
Short term borrowings	[2]		3,000
Bank Of Beijing Four [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	June 28, 2024
Principal amount	[1]	¥ 10,000
Interest rate per annum	[2]	3.55%
Short term borrowings	[1]		10,000
Industrial Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Maturity date	[3]	May 30, 2025
Principal amount	[3]	¥ 5,000
Interest rate per annum	[3]	3.10%
Short term borrowings	[3]	¥ 5,000
Bank Of Beijing Five [Member]
Short-Term Debt [Line Items]
Maturity date	[4]	June 6, 2025
Principal amount	[4]	¥ 10,000
Interest rate per annum	[4]	3.35%
Short term borrowings	[4]	¥ 10,000
Bank Of Beijing Six [Member]
Short-Term Debt [Line Items]
Maturity date	[4]	December 26, 2025
Principal amount	[4]	¥ 10,000
Interest rate per annum	[4]	2.80%
Short term borrowings	[4]	¥ 10,000
China Minsheng Bank [Member]
Short-Term Debt [Line Items]
Maturity date	[5]	December 11, 2025
Principal amount	[5]	¥ 5,000
Interest rate per annum	[5]	2.80%
Short term borrowings	[5]	¥ 5,000

[1]	On June 14, 2023, the Group entered into an RMB10.0 million credit facility with the Bank of Beijing that will expire on June 13, 2025 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, the Group drew down RMB4.0 million and RMB6.0 million on June 29, 2023. The loans of RMB10.0 million were repaid on June 13, 2024. There are no financial covenants for the credit facility.
[2]	On June 23, 2022, the Group entered into an RMB10.0 million credit facility with the Bank of Beijing that expired on June 22, 2024 to support its operations. Under this credit facility, the Group drew down RMB3.0 million, RMB4.0 million and RMB3.0 million on February 13, 2023, April 13, 2023 and June 13, 2023, respectively. The loans of RMB3.0 million, RMB 4.0 million and RMB3.0 million were repaid on February 7, 2024, April 15, 2024 and June 13, 2024, respectively. There are no financial covenants for the credit facility.
[3]	On May 22, 2024, the Group entered into an RMB10.0 million credit facility with the Industrial Bank Co., Ltd. (“Industrial Bank”) that will expire on May 21, 2025 to support its operations, which was guaranteed by Cheche Insurance. Under this credit facility, the Group drew down RMB5.0 million on May 31, 2024. The Group is in compliance with all of the loan covenants as of December 31, 2024.
[4]	On June 20, 2024, Baodafang obtained an RMB50.0 million credit facility with the Bank of Beijing to support its operations. The credit facility expires on June 19, 2026 and is guaranteed by Beijing Cheche.
[5]	On November 6, 2024, the Group entered into an RMB30.0 million credit facility with the China Minsheng Bank that will expire on November 5, 2025 to support its operations, which was jointly guaranteed by Cheche Insurance and Baodafang. Under this credit facility, the Group drew down RMB5.0 million on December 11, 2024. There are no financial covenants for the credit facility.